Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - EUR (€) € in Thousands	Total	Ordinary Shares	Share Premium	Other Capital Reserve	Retained Earnings	Accumulated other comprehensive income (loss)
Equity at beginning of period at Sep. 30, 2024	€ 2,625,019		€ 2,168,495	€ 68,920	€ 417,578	€ (29,974)
Number of units or Shares outstanding at Sep. 30, 2024		187,829,202
Net profit	20,119				20,119
Other comprehensive income (loss)	103,413					103,413
Total comprehensive income (loss)	123,532				20,119	103,413
Equity-settled share-based compensation expense	121			121
Equity at end of period at Dec. 31, 2024	2,748,672		2,168,495	69,041	437,697	73,439
Number of units or Shares outstanding at Dec. 31, 2024		187,829,202
Equity at beginning of period at Sep. 30, 2025	2,722,726		1,992,302	68,920	765,905	(104,401)
Number of units or Shares outstanding at Sep. 30, 2025		183,906,056
Net profit	50,557				50,557
Other comprehensive income (loss)	(1,422)					(1,422)
Total comprehensive income (loss)	49,135				50,557	(1,422)
Equity-settled share-based compensation expense	110			110
Equity at end of period at Dec. 31, 2025	€ 2,771,971		€ 1,992,302	€ 69,030	€ 816,462	€ (105,823)
Number of units or Shares outstanding at Dec. 31, 2025		183,906,056